GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 7:-      GOODWILL AND INTANGIBLE ASSETS, NET

a.          Goodwill:

Changes in goodwill in the years ended December 31, 2013 and 2014 are as follows:

	December 31,
	2013	2014

Goodwill, beginning of year	$24,465	$30,069
Acquisitions	5,604	-

Goodwill, end of year	$30,069	$30,069

  b.         Intangible assets:

	Weighted
	average
	amortization	December 31,
	Period	2013	2014
	(years)
Cost:
Acquired technology	6	$14,939	$16,314
Customers relationships and brand name	10	9,817	9,817

		24,756	26,131

Accumulated amortization:
Acquired technology		10,979	12,032
Customers relationships and brand name		8,707	9,343

		19,686	21,375

Intangible assets, net		$5,070	$4,756

Amortization expenses for the years ended December 31, 2012, 2013 and 2014 were $ 3,035, $ 3,082 and $ 1,689 respectively.

In February 2013, the Company acquired all of the outstanding shares of Strangeloop Networks Inc. ("Strangeloop") for a total cash consideration of $ 8,402, of which $ 5,604 was attributed to goodwill and $ 3,023 to acquired intangible assets.

Pro forma results of operations for this acquisition have not been presented because they are not material to the consolidated results of operations.

Future estimated amortization expenses for the years ending:

December 31,

2015	$1,238
2016	1,119
2017	1,006
2018	687
2019 and thereafter	706

Total	$4,756